SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Exploration and evaluation	$ 5,386,333	$ 1,395,645	$ 1,637,479
Administration	616,970	629,974	855,869
Employees
Statement [Line Items]
Exploration and evaluation	2,391,000	576,000	856,000
Administration	194,000	363,000	454,000
Total	$ 2,585,000	$ 939,000	$ 1,310,000